INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Income Taxes

7.  INCOME TAXES

On December 22, 2017, the Tax Cuts and Jobs Act (H.R.1) (Tax Legislation) was signed into law, which resulted in significant changes to U.S. federal income tax law. We expect that these changes will positively impact future after-tax earnings in the U.S., primarily due to the lower federal statutory tax rate of 21% compared to 35%. The impact of the Tax Legislation may differ from the statements above due to, among other things, changes in interpretations and assumptions we have made and actions we may take as a result of the Tax Legislation. Additionally, guidance issued by the relevant regulatory authorities regarding the Tax Legislation may materially impact our financial statements. As additional guidance to the Tax Legislation is published in the form of Treasury Regulations and other IRS communications, we will monitor, assess, and determine the impact of these communications on our consolidated financial statements and operations. In addition to the Tax Legislation, we are continuing to monitor proposed regulations regarding the 163(j) Limitation on Deduction for Business Interest Expense. The Company expects the impact to its results of operations to be immaterial.

Due to its history of losses, the Company is not subject to federal or state income taxes.

7. INCOME TAXES

On December 22, 2017, the Tax Cuts and Jobs Act (H.R.1) (Tax Legislation) was signed into law, which resulted in significant changes to U.S. federal income tax law. We expect that these changes will positively impact future after-tax earnings in the U.S., primarily due to the lower federal statutory tax rate of 21% compared to 35%. The impact of the Tax Legislation may differ from the statements above due to, among other things, changes in interpretations and assumptions we have made and actions we may take as a result of the Tax Legislation. Additionally, guidance issued by the relevant regulatory authorities regarding the Tax Legislation may materially impact our financial statements. As additional guidance to the Tax Legislation is published in the form of Treasury Regulations and other IRS communications, we will monitor, assess, and determine the impact of these communications on our consolidated financial statements and operations. In addition to the Tax Legislation, we are continuing to monitor proposed regulations regarding the 163(j) Limitation on Deduction for Business Interest Expense, which when finalized, could require us to re-characterize our deferred tax assets, resulting in changes in our income tax disclosures. The company expects the impact to its results of operations to be immaterial.

The Company is subject to United States federal income taxes at an approximate rate of 21%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Federal tax rate	21%	21%
Carryforward	$(30,105,943)	$(29,465,116)
Net loss	(3,419,621)	(5,957,927)
Loss on Conversion	2,218,382	0
Stock-based compensation	373,145	5,317,100

Net operating losses current	$(30,934,037)	$(30,105,943)

The significant components of deferred income tax assets and liabilities at December 31, 2021 and 2020 are as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Deferred tax assets:
Deferred tax assets	(6,496,148)	(6,322,248)
Less: valuation allowance	6,496,148	6,322,248
Deferred tax income	$-	$-

Due to its history of losses, the Company is not subject to federal or state income taxes.

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 will simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Current guidance requires that companies compute the implied fair value of goodwill under Step 2 by performing procedures to determine the fair value at the impairment testing date of its assets and liabilities following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. ASU 2017-04 will require companies to perform annual or interim goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied prospectively. Early adoption of this standard is permitted. The Company adopted ASU 2017-04 as of January 1, 2020. The Company does not believe the adoption of ASU 2017-04 had any material impact on its consolidated financial statements.